1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com ERIC D. SIMANEK eric.simanek@dechert.com +1 202 261 3424 Direct +1 202 261 3048 Fax

February 13, 2014

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (the “Registrant”)
File Nos. 333-35883 and 811-08361
Post-Effective Amendment No. 43 (the “Amendment”) to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 43 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act. This Registration Statement is being filed solely for the purpose of registering Advisor Shares of Goldman Sachs Strategic Income Fund (the “Fund”). Service Shares and Institutional Shares of the Fund were registered in Post-Effective Amendment No. 39, filed on November 13, 2013. The Securities and Exchange Commission Staff had an opportunity to review Post-Effective Amendment No. 39 and provided comments on December 18, 2013. A response letter to the Staff comments will be filed concurrently with this filing and the Registration Statement incorporates revisions made in response to the Staff comments, as applicable.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3424.

Very truly yours,

/s/ Eric D. Simanek

Eric D. Simanek